Accrued Compensation	12 Months Ended
Dec. 31, 2019
Compensation Related Costs [Abstract]
Accrued Compensation
8.	Accrued Compensation

Accrued compensation consisted of the following at December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Accrued vacation	$260,000	$267,000
Accrued salaries	236,000	251,000
Accrued bonuses	77,000	32,000
Accrued commissions	15,000	22,000
Total accrued compensation	$588,000	$572,000